Trade and Other Receivables - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Value added tax receivables	€ 1,476	€ 1,288
Other receivables	€ 498	€ 126